Offsets	Aug. 12, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Enliven Therapeutics, Inc
Form or Filing Type	S-3
File Number	333-272909
Initial Filing Date	Jun. 23, 2023
Fee Offset Claimed	$ 17,632.23
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 160,002,129.02
Offset Note	Pursuant to Rule 457(p) of the Securities Act, the registrant is offsetting its filing fee for this registration statement by $17,632.23 (calculated at the fee rate in effect at the date of the prior registration statement filed on Form S-3 (File No. 333-272909) (the "Prior Prospectus")), which represents the registration fee previously paid with respect to $160,002,129.02 of unsold securities under the Prior Prospectus, resulting in a net registration fee of $11,463.63 due at this time.
Termination / Withdrawal Statement	The Company has terminated its offering that included the unsold securities on the prior registration statement filed on Form S-3 on June 23, 2023.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Enliven Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-287994
Initial Filing Date	Jun. 13, 2025
Fee Offset Claimed	$ 1,524.14
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 9,955,205.26
Offset Note	Pursuant to Rule 457(p) of the Securities Act, the registrant is offsetting its filing fee for this registration statement by $1,524.14 (calculated at the fee rate in effect at the date of the prior registration statement filed on Form S-3MEF (File No. 333-287994) (the "MEF Prospectus")), which represents the registration fee previously paid with respect to $9,955,205.26 of unsold securities from the MEF Prospectus, resulting in a net registration fee of $11,463.63 due at this time.
Termination / Withdrawal Statement	The Company has terminated its offering that included the unsold securities on the prior registration statement filed on Form S-3MEF on June 13, 2025.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Enliven Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-272909
Filing Date	Jun. 23, 2023
Fee Paid with Fee Offset Source	$ 17,632.23
Offset Note	See Notes 1 and 2.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Enliven Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-287994
Filing Date	Jun. 13, 2025
Fee Paid with Fee Offset Source	$ 1,524.14
Offset Note	See Notes 3 and 4.